Operating costs and other operating income - Summary of sales and marketing expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income and expenses
Personnel costs	€ (59,102)	€ (31,727)	€ (7,558)
Depreciation	(504)	(140)	(61)
External outsourcing costs	(62,321)	(31,885)	(7,558)
Sales and marketing expenses recharged to/from (-) Gilead	59,699	4,711	(8,164)
Professional fees	(532)	(3,420)	(459)
Other operating expenses	(7,196)	(4,007)	(777)
Total sales and marketing expenses	€ (69,956)	€ (66,468)	€ (24,577)